S000031375 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	135 Months Ended	183 Months Ended	289 Months Ended	344 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
C000149224 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.84%	8.55%	8.18%
Performance Inception Date				Oct. 01, 2014
C000097587 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.56%)	6.89%	7.13%
Performance Inception Date							Apr. 25, 1997
C000097587 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.95%)	4.68%	5.24%
Performance Inception Date							Apr. 25, 1997
C000097587 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.28%	5.28%	5.45%
Performance Inception Date							Apr. 25, 1997
C000097593 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.78%	8.49%	8.12%
Performance Inception Date						Nov. 30, 2001
C000097594 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.76%	8.43%	8.05%
Performance Inception Date					Sep. 27, 2010